Share Capital - Disclosure of Detailed Information About Share Capital (Details) - NZD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020
Disclosure of classes of share capital [abstract]
Shares Outstanding Value	$ 194,465	$ 170,193